Financial instruments and risk management (Details Narrative)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
One customer [member]
Statement [Line Items]
Revenue percentage	31.00%	31.00%
Accounts receivables [member]
Statement [Line Items]
Significant unobservable input, assets	10.00%		10.00%